Note 7 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Net operating loss carryforward	$ 28,325	$ 26,571
Deferral of tax deduction of R&D expenses	6,820	6,857
Mandatory R&D Capitalization	5,602	3,819
Share-based compensation	1,687	1,591
Deferred Incentive Compensation	24	0
Deferred revenue	7,699	8,630
Research tax credits	5,698	5,295
Operating lease liabilities	841	1,043
Accruals and reserves	400	21
Total deferred tax assets	57,096	53,827
Unrealized gain	(46)	(41)
Depreciation	(345)	(346)
Operating lease right-of-use assets	(925)	(1,153)
Total deferred tax liabilities	(1,316)	(1,540)
Total gross deferred tax assets	55,780	52,287
Less: valuation allowance	(55,780)	(52,287)
Net deferred tax assets	$ 0	$ 0